Consolidated Statements of Profit or Loss - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Operating revenue	₩ 26,234,206	₩ 25,205,659	₩ 24,440,647
Revenue	25,638,855	24,898,005	24,099,394
Other income	595,351	307,654	341,253
Operating expenses	24,266,049	23,506,262	23,418,314
Operating profit	1,968,157	1,699,397	1,022,333
Finance income	690,428	726,283	498,614
Finance costs	(749,908)	(563,330)	(507,383)
Share of net profits of associates and joint ventures	(17,285)	116,061	18,041
Profit before income tax	1,891,392	1,978,411	1,031,605
Income tax expense	505,757	519,016	285,349
Profit for the year	1,385,635	1,459,395	746,256
Profit for the year attributable to:
Profit (loss) for the year attributable to Owners of the Controlling Company	1,260,470	1,356,878	700,889
Profit (loss) for the year attributable to Non-controlling interest	₩ 125,165	₩ 102,517	₩ 45,367
Earnings per share attributable to the equity holders of the Controlling Company during the year (in Korean won):
Basic earnings per share	₩ 5,200	₩ 5,759	₩ 2,858
Diluted earnings per share	₩ 5,196	₩ 5,747	₩ 2,858